Supplemental cash flow information - Disclosure of detailed information about non-cash investing and financing transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents if different from statement of financial position [abstract]
Shares, options, warrants, DSUs and PSUs issued in Leagold Acquisition	$ 764,083
Shares issued to settle debt		$ 10,110
Non-cash changes in accounts payable in relation to capital expenditures	(16,488)	(1,427)
Non-cash proceeds from sale of assets	514	2,321
Recoverable taxes reclassified from mineral properties, plant and equipment to accounts receivable and other assets		(11,294)
Right-of-use assets recognized (note 15(a))	$ 13,612	$ 1,548